Concentration and risks (Details) - Total Revenue	12 Months Ended
	Dec. 31, 2024 customer	Dec. 31, 2023 item	Dec. 31, 2022 item
Cooperation concentration risk | Five Business Partners
Concentration and risks
Concentration risk (as a percentage)		29.10%	49.80%
Number of business partners | item		5	5
Cooperation concentration risk | Qunar
Concentration and risks
Concentration risk (as a percentage)			17.00%
Cooperation concentration risk | Hina Technology
Concentration and risks
Concentration risk (as a percentage)		11.70%
Customer concentration risk | Five customers
Concentration and risks
Concentration risk (as a percentage)	30.40%
Number of customers | customer	5
Customer concentration risk | Insurance agency company in China
Concentration and risks
Concentration risk (as a percentage)	11.20%